Discontinued Products (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 1993
Reserve For Discontinued Products [Roll Forward]
Income before income taxes	$ 2,545.4		$ 3,077.8		$ 2,644.2
Assets:
Investments	21,920.1		20,295.0
Collateral received under securities loan agreements	47.1		0
Total assets	41,494.5		38,593.1		37,739.4
Liabilities:
Policyholders' funds	1,364.0		1,351.6
Total liabilities	31,088.7		28,472.9
Mortgage loans investment portfolio	448.6					5,400.0
Mortgage loans investment portfolio percentages (in hundredths)	12.00%					37.00%
Real Estate investment portfolio	76.0					500.0
Real Estate investment portfolio percentages (in hundredths)	2.00%					4.00%
Expected Runoff Of Single Premium Annuities	2,615.4		2,780.5		2,943.5
Expected Runoff Of Guaranteed Investment Contracts Liabilities	16.1		17.0		18.0
Actual Runoff Of Single Premium Annuities	2,857.6		3,005.8		3,162.2
Actual Runoff Of Guaranteed Investment Contracts Liabilities	6.6		8.2		10.2
Scheduled Contract Maturities, Settlements And Benefit Payments	399.5		412.0		432.2
Discontinued Products [Member]
Schedule Of Runoff [Line Items]
Collateral Payable Under Securities Loan Agreements	3.8	[1]	0	[1]
Reserve For Discontinued Products [Roll Forward]
Reserve, beginning of period	896.3	[1]	884.8		789.2
Income before income taxes	(2.0)		(16.9)		(15.4)
Net realized capital gains	84.2		28.4		111.0
Reserve, end of period	978.5	[1]	896.3	[1]	884.8
Assets:
Investments	3,675.5	[1]	3,646.0	[1]
Other Assets	79.2	[1]	130.0	[1]
Collateral received under securities loan agreements	3.8	[1]	0	[1]
Current and deferred income taxes	19.3	[1]	15.7	[1]
Receivable from continuing products	556.0	[1],[2]	523.2	[1],[2]
Total assets	4,333.8	[1]	4,314.9	[1]
Liabilities:
Liability for Future Policy Benefits	2,857.6	[1]	3,005.8	[1]
Policyholders' funds	6.6	[1]	8.2	[1]
Other Liabilities	487.3	[1],[3]	404.6	[1],[3]
Total liabilities	4,333.8	[1]	4,314.9	[1]
Debt And Equity Securities Available For Sale [Member]
Assets:
Investments	18,827.8		17,390.8
Debt And Equity Securities Available For Sale [Member] | Discontinued Products [Member]
Assets:
Investments	2,515.3	[1]	2,589.7	[1]
Mortgage Loans [Member]
Assets:
Investments	1,643.6		1,648.5
Mortgage Loans [Member] | Discontinued Products [Member]
Assets:
Investments	448.6	[1]	437.1	[1]
Other Investments [Member]
Assets:
Investments	1,448.7		1,255.7
Other Investments [Member] | Discontinued Products [Member]
Assets:
Investments	711.6	[1]	619.2	[1]
Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Member]
Reserve For Discontinued Products [Roll Forward]
2013	413.2
2014	389.4
2015	372.0
2016	354.8
2017	337.6
Thereafter	4,371.8
Discontinued Products Reserve Balance [Member]
Reserve For Discontinued Products [Roll Forward]
2013	52.9
2014	51.7
2015	50.3
2016	48.8
2017	47.2
Thereafter	$ 727.6

[1]	Assets supporting the discontinued products are distinguished from assets supporting continuing products.
[2]	At the time of discontinuance, a receivable from Large Case Pensions' continuing products was established on the discontinued products balance sheet. This receivable represented the net present value of anticipated cash shortfalls in the discontinued products, which will be funded from continuing products. Interest on the receivable is accrued at the discount rate that was used to calculate the reserve. The offsetting payable, on which interest is similarly accrued, is reflected in continuing products. Interest on the payable generally offsets investment income on the assets available to fund the shortfall. These amounts are eliminated in consolidation.
[3]	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.